Supplementary information on capital management (Details) - EUR (€)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Supplementary information on capital management
Total equity including noncontrolling interests	€ 12,345,844,000	€ 10,828,186,000	€ 10,673,021,000	€ 11,051,132,000
Debt	7,370,054,000
Total assets	€ 25,587,086,000	€ 24,025,128,000	€ 24,250,358,000
Debt in % of total assets	31.96%	30.99%
Total equity in % of total assets	45.16%	45.07%